FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 6,706	$ 4,074	$ 4,148
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash	5,369	3,120
Short-term deposits, classified as cash equivalents	1,337	954
Cash and cash equivalents	6,706	4,074
Restricted cash and cash equivalents	$ 0	$ 0